UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SKYLINE ASSET MANAGEMENT, L.P.
          ------------------------------
Address:  120 SOUTH LASALLE STREET
          ------------------------------
          SUITE 1320
          ------------------------------
          CHICAGO, IL 60603
          ------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   STEPHEN F. KENDALL
        ---------------------------------------------------
Title:  CHIEF COMPLIANCE OFFICER
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

  /S/STEPHEN F. KENDALL         CHICAGO, IL               MAY 15, 2013
  ---------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     71
                                            ---------------------
Form 13F Information Table Value Total:     296,219
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
ACTUATE CORP                   COM        00508B102    1,676   279,300   SH           SOLE                  279,300
ANIXTER INTL INC               COM        035290105    3,286    47,000   SH           SOLE                   47,000
ARCTIC CAT INC                 COM        039670104    6,433   147,200   SH           SOLE                  147,200
ASBURY AUTOMOTIVE GROUP INC    COM        043436104    3,436    93,657   SH           SOLE                   93,657
ASCENA RETAIL GROUP INC        COM        04351G101    4,215   227,200   SH           SOLE                  227,200
ASPEN INSURANCE HOLDINGS LTD   SHS        G05384105    3,186    82,573   SH           SOLE                   82,573
AVERY DENNISON CORP            COM        053611109    4,591   106,600   SH           SOLE                  106,600
BBCN BANCORP INC               COM        073295107    3,499   267,900   SH           SOLE                  267,900
BANCORPSOUTH INC               COM        059692103    5,526   339,000   SH           SOLE                  339,000
BENCHMARK ELECTRS INC          COM        08160H101    4,542   252,039   SH           SOLE                  252,039
BERKSHIRE HILLS BANCORP INC    COM        084680107    3,665   143,512   SH           SOLE                  143,512
BIG LOTS INC                   COM        089302103    3,005    85,200   SH           SOLE                   85,200
BRISTOW GROUP INC              COM        110394103    5,968    90,500   SH           SOLE                   90,500
BROOKLINE BANCORP INC DEL      COM        11373M107    3,492   382,100   SH           SOLE                  382,100
BRUNSWICK CORP                 COM        117043109    5,041   147,300   SH           SOLE                  147,300
CBIZ INC                       COM        124805102    4,228   662,675   SH           SOLE                  662,675
CRA INTL INC                   COM        12618T105    4,659   208,269   SH           SOLE                  208,269
CAESARSTONE SDOT-YAM LTD     ORD SHS      M20598104    3,989   151,090   SH           SOLE                  151,090
CAMBREX CORP                   COM        132011107    4,523   353,600   SH           SOLE                  353,600
CENTRAL GARDEN & PET CO        COM        153527106    1,771   205,400   SH           SOLE                  205,400
COLUMBUS MCKINNON CORP N Y     COM        199333105    3,568   185,350   SH           SOLE                  185,350
DREW INDS INC                COM NEW      26168L205    4,241   116,800   SH           SOLE                  116,800
EPL OIL & GAS INC              COM        26883D108    5,378   200,600   SH           SOLE                  200,600
ENPRO INDS INC                 COM        29355X107    4,027    78,700   SH           SOLE                   78,700
FAIRCHILD SEMICONDUCTOR INTL   COM        303726103    5,081   359,300   SH           SOLE                  359,300
FIRST MIDWEST BANCORP DEL      COM        320867104    4,215   317,400   SH           SOLE                  317,400
G & K SVCS INC                 CL A       361268105    6,121   134,500   SH           SOLE                  134,500
GP STRATEGIES CORP             COM        36225V104    4,491   188,226   SH           SOLE                  188,226
GENERAL CABLE CORP DEL NEW     COM        369300108    3,971   108,400   SH           SOLE                  108,400


                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
GILDAN ACTIVEWEAR INC          COM        375916103    4,965   124,400   SH           SOLE                  124,400
GROUP 1 AUTOMOTIVE INC         COM        398905109    1,514    25,200   SH           SOLE                   25,200
HANOVER INS GROUP INC          COM        410867105    5,614   113,000   SH           SOLE                  113,000
HARMAN INTL INDS INC           COM        413086109    3,852    86,300   SH           SOLE                   86,300
HARSCO CORP                    COM        415864107    3,743   151,100   SH           SOLE                  151,100
HEALTH MGMT ASSOC INC NEW      CL A       421933102    4,265   331,400   SH           SOLE                  331,400
HURON CONSULTING GROUP INC     COM        447462102    5,887   146,000   SH           SOLE                  146,000
INTEGRATED SILICON SOLUTION    COM        45812P107    3,551   387,200   SH           SOLE                  387,200
KAYDON CORP                    COM        486587108    3,704   144,800   SH           SOLE                  144,800
KOPPERS HOLDINGS INC           COM        50060P106    3,404    77,400   SH           SOLE                   77,400
LA Z BOY INC                   COM        505336107    4,217   223,500   SH           SOLE                  223,500
LUXFER HLDGS PLC          SPONSORED ADR   550678106    5,562   359,100   SH           SOLE                  359,100
MDC PARTNERS INC           CL A SUB VTG   552697104    4,722   292,000   SH           SOLE                  292,000
MANPOWERGROUP INC              COM        56418H100    5,400    95,200   SH           SOLE                   95,200
MCGRATH RENTCORP               COM        580589109    5,564   178,900   SH           SOLE                  178,900
MONOTYPE IMAGING HOLDINGS IN   COM        61022P100    5,641   237,500   SH           SOLE                  237,500
NEUSTAR INC                    CL A       64126X201    4,546    97,700   SH           SOLE                   97,700
PARK STERLING CORP             COM        70086Y105    3,186   564,900   SH           SOLE                  564,900
PLANTRONICS INC NEW            COM        727493108    4,768   107,900   SH           SOLE                  107,900
QUALITY DISTR INC FLA          COM        74756M102    2,872   341,500   SH           SOLE                  341,500
RADISYS CORP                   COM        750459109    2,030   412,700   SH           SOLE                  412,700
REINSURANCE GROUP AMER INC    COM NEW     759351604    3,637    60,947   SH           SOLE                   60,947
RUDOLPH TECHNOLOGIES INC       COM        781270103    2,618   222,200   SH           SOLE                  222,200
RUSH ENTERPRISES INC           CL A       781846209    2,144    88,900   SH           SOLE                   88,900
SANMINA CORPORATION            COM        801056102    3,361   295,900   SH           SOLE                  295,900
SIGNET JEWELERS LIMITED        SHS        G81276100    4,000    59,700   SH           SOLE                   59,700
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A    848574109    3,375   177,700   SH           SOLE                  177,700
STEELCASE INC                  CL A       858155203    3,733   253,400   SH           SOLE                  253,400
STERLING FINL CORP WASH       COM NEW     859319303    3,826   176,400   SH           SOLE                  176,400
SWIFT TRANSN CO                CL A       87074U101    3,851   271,600   SH           SOLE                  271,600

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
SYMETRA FINL CORP              COM        87151Q106    4,274   318,700   SH           SOLE                  318,700
SYMMETRY MED INC               COM        871546206    5,862   511,985   SH           SOLE                  511,985
TETRA TECHNOLOGIES INC DEL     COM        88162F105    2,774   270,400   SH           SOLE                  270,400
TELEFLEX INC                   COM        879369106    6,044    71,520   SH           SOLE                   71,520
TRIMAS CORP                  COM NEW      896215209    5,854   180,300   SH           SOLE                  180,300
TRIUMPH GROUP INC NEW          COM        896818101    5,283    67,300   SH           SOLE                   67,300
UNITED RENTALS INC             COM        911363109    4,123    75,000   SH           SOLE                   75,000
VALASSIS COMMUNICATIONS INC    COM        918866104    3,528   118,100   SH           SOLE                  118,100
VALIDUS HOLDINGS LTD         COM SHS      G9319H102    3,842   102,800   SH           SOLE                  102,800
VIRTUSA CORP                   COM        92827P102    6,330   266,416   SH           SOLE                  266,416
WINNEBAGO INDS INC             COM        974637100    2,857   138,400   SH           SOLE                  138,400
ZEBRA TECHNOLOGIES CORP        CL A       989207105    4,072    86,400   SH           SOLE                   86,400
TOTAL                                                296,219
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